OPTIONS (Details Narrative) - USD ($)						12 Months Ended
	Jan. 26, 2023	Jan. 18, 2022	Feb. 18, 2021	Jul. 30, 2019	May 28, 2017	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price						$ 20.0	$ 20.0	$ 30.0	$ 30.0
Options exercised								13,500
Share-based compensation for services						$ 1,114,857	$ 1,243,385	$ 11,831
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase				8,000
Stock options exercise purchase price				$ 30.0
Options vested				333
Aggregated fair value of options granted				$ 284,300
Share price				$ 58.0
Share-based payment award, fair value assumptions, risk free interest rate				1.85%
Share-based payment award fair value assumptions expected term				2 years
Share-based payment award, fair value assumptions, exercise price				$ 30.0
Share-based payment award, fair value assumptions, expected volatility rate				77.00%
Share-based payment award, fair value assumptions, expected dividend payments
TJ Capital Management, L.P [Member] | Consulting Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options exercised				500				6,500
Number of shares issued under public offering			303					5,138
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated fair value of options granted	$ 94,181				$ 440,840
Share price	$ 19.4				$ 100.0
Share-based payment award, fair value assumptions, risk free interest rate	4.17%				1.84%
Share-based payment award fair value assumptions expected term	10 years				2 years
Share-based payment award, fair value assumptions, exercise price	$ 20.0	$ 30.0			$ 30.0
Share-based payment award, fair value assumptions, expected volatility rate	128.80%				69.50%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised		6,000
Number of shares issued under public offering		6,000
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model				Black-Scholes pricing model
Number of options vested	2,500
Dr. Yunhao Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	7,500
Stock options exercise purchase price	$ 20.0
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested					250
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase					6,000
Stock options exercise purchase price					$ 30.0
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated fair value of options granted	$ 941,813				$ 1,385,500
Share price	$ 19.4				$ 100.0
Share-based payment award, fair value assumptions, risk free interest rate	4.17%				1.94%
Share-based payment award fair value assumptions expected term	5 years				3 years
Share-based payment award, fair value assumptions, exercise price	$ 20.0				$ 30.0
Share-based payment award, fair value assumptions, expected volatility rate	128.80%				74.70%
Share-based payment award, fair value assumptions, expected dividend payments
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model				Black-Scholes pricing model
Stock options non vested shares										7,000
Mr Silong Chen [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested					500
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	75,000				18,000
Stock options exercise purchase price	$ 20.0				$ 30.0